Business Combinations - Agreement to Acquire Certain Assets and Liabilities of First Federal Bank of Florida - Additional Information (Detail)		12 Months Ended
	Nov. 13, 2015 USD ($) Branch_office	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Deposits acquired in acquisition		$ 225,927,000
Loans acquired in acquisition		179,408,000
Merger and acquisition related expenses		$ 1,501,000
First Federal Bank of Florida [Member]
Business Acquisition [Line Items]
Number of branch offices | Branch_office	2
Deposits acquired in acquisition	$ 47,000,000
Loans acquired in acquisition	7,900,000
Merger and acquisition related expenses	$ 171,000